Significant Accounting and Reporting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 25, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Net income (loss) per limited partner unit

Net loss per limited partner unit is calculated based on the following unit amounts:

	Three months ended
	3/25/2018	3/26/2017
	(In thousands, except per unit amounts)
Basic weighted average units outstanding	56,150	56,008

Diluted weighted average units outstanding	56,150	56,008

Net loss per unit - basic	$(1.49)	$(1.16)
Net loss per unit - diluted	$(1.49)	$(1.16)

The unit amounts used in calculating the basic and diluted earnings per limited partner unit for the years ended December 31, 2017, 2016 and 2015 are as follows:

	Years Ended December 31,
	2017	2016	2015
	(In thousands, except per unit amounts)
Basic weighted average units outstanding	56,061	55,933	55,745
Effect of dilutive units:
Deferred units (Note 7)	42	31	23
Performance units (Note 7)	188	181	72
Restricted units (Note 7)	324	288	358
Unit options (Note 7)	185	129	141
Phantom units (Note 7)	—	—	23

Diluted weighted average units outstanding	56,800	56,562	56,362

Net income per unit—basic	$3.84	$3.18	$2.01

Net income per unit—diluted	$3.79	$3.14	$1.99

Schedule of Foreign Currency Gains and Losses

Foreign currency (gains) losses for the periods presented were as follows:

	Years Ended December 31,
(In thousands)	2017	2016	2015
(Gain) loss on foreign currency related to re-measurement of U.S. dollar denominated debt held in Canada	$(30,912)	$(14,771)	$81,608
(Gain) loss on other transactions	$1,826	$115	$(592)

(Gain) loss on foreign currency	$(29,086)	$(14,656)	$81,016

Property, Plant and Equipment. Weighted Average Useful Lives	The estimated useful lives of the assets are as follows:

Land improvements	Approximately		25 years
Buildings	25 years	-	40 years
Rides	Approximately		20 years
Equipment	3 years	-	10 years